Investments and fair value measurements - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments, All Other Investments [Abstract]
Debt securities, held-to-maturity, restricted	$ 4,200,000	$ 5,100,000
Change in net unrealized gains and losses on held-to-maturity debt	(800,000)	900,000	$ 100,000
Held-to-maturity, greater than 12 months, unrealized losses	15,000	0
Change in net unrealized gains on available-for-sale debt securities	(900,000)	200,000	$ 700,000
Available-for-sale debt securities in excess of 12 months	$ 0	$ 0